Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 17, 2020
Balance (in Shares) at Jun. 17, 2020
Sale of 4,312,500 Founder Shares	$ 431	24,569		25,000
Sale of 4,312,500 Founder Shares (in Shares)	4,312,500
Net income (loss)			(1,000)	(1,000)
Balance at Dec. 31, 2020	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020	4,312,500
Net income (loss)
Balance at Mar. 31, 2021	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Mar. 31, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020	4,312,500
Net income (loss)
Balance at Jun. 30, 2021	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Jun. 30, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020	4,312,500
Net proceeds from Initial Public Offering allocated to Rights		3,845,970		3,845,970
Excess of cash received over fair value of private placement warrants		4,161,500		4,161,500
Change in fair value of over-allotment option liability			225,000	225,000
Accretion of Common Stock to possible redemption amount		(8,032,039)	(7,337,675)	(15,369,714)
Net income (loss)			(595,442)	(595,442)
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Balance at Mar. 31, 2021	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Mar. 31, 2021	4,312,500
Net income (loss)
Balance at Jun. 30, 2021	$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Jun. 30, 2021	4,312,500
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Net income (loss)			1,951,670	1,951,670
Balance at Mar. 31, 2022	$ 431		(5,757,447)	(5,757,016)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Net income (loss)				1,155,839
Balance at Jun. 30, 2022	$ 431		(6,699,162)	(6,698,731)
Balance (in Shares) at Jun. 30, 2022	4,312,500
Balance at Mar. 31, 2022	$ 431		(5,757,447)	(5,757,016)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Net income (loss)			(795,831)	(795,831)
Remeasurement of common stock subject to redemption amount			(145,884)	(145,884)
Balance at Jun. 30, 2022	$ 431		$ (6,699,162)	$ (6,698,731)
Balance (in Shares) at Jun. 30, 2022	4,312,500